Pension and Postretirement Benefit Plans, Components of Net Periodic Benefit Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension Benefits [Member]
Net Periodic Benefit Costs [Abstract]
Service cost	$ 0	$ 104	$ 104
Interest cost	190	520	553
Expected return on plan assets	(322)	(645)	(949)
Amortization of (gains) losses	72	147	186
Settlement and Curtailment loss (gain)	1,180	0	306
Net periodic benefit cost	1,120	126	200
Postretirement Benefits [Member]
Net Periodic Benefit Costs [Abstract]
Service cost	0	0	0
Interest cost	0	101	117
Expected return on plan assets	0	0	0
Amortization of (gains) losses	(131)	(169)	(81)
Settlement and Curtailment loss (gain)	0	(4,915)	0
Net periodic benefit cost	$ (131)	$ (4,983)	$ 36